Related-Party Transactions (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Related Party Transaction [Line Items]
Capital expenditures			$ 2,112	$ 2,046
Virginia Electric and Power Company
Related Party Transaction [Line Items]
Capital expenditures			1,079	1,170
Virginia Electric and Power Company | Services provided by affiliates | Affiliated Entity
Related Party Transaction [Line Items]
Capital expenditures	$ 34	$ 38	67	75
Dominion Energy Gas Holdings, LLC
Related Party Transaction [Line Items]
Capital expenditures			341	541
Dominion Energy Gas Holdings, LLC | Services provided by affiliates | Affiliated Entity
Related Party Transaction [Line Items]
Capital expenditures	$ 5	$ 6	$ 11	$ 18